Cover Document	Sep. 03, 2019
Cover page.
Entity Central Index Key	0001613665
Title of 12(b) Security	Common Stock, $0.01 par value per share
Entity File Number	001-36688
Document Type	8-K
Document Period End Date	Sep. 03, 2019
Entity Registrant Name	GREAT WESTERN BANCORP, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-1308512
Entity Address, Address Line One	225 South Main Avenue
Entity Address, Postal Zip Code	57104
Entity Address, City or Town	Sioux Falls,
Entity Address, State or Province	SD
City Area Code	605
Local Phone Number	334-2548
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Trading Symbol	GWB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false